Consolidated Statement of Equity (CAD) In Thousands, unless otherwise specified	Total	Common Shares	Preferred Shares	Subscription Receipts	Additional Paid-in Capital	Accumulated Deficit	Accumulated OCI	Noncontrolling Interests
Beginning Balance at Dec. 31, 2012	1,402,129	1,245,326	116,546	61,160	5,224	(406,143)	(104,867)	484,883
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	9,483					20,296		(10,813)
Other comprehensive income	115,632						73,457	42,175
Dividends declared and distributions to non-controlling interests	(65,364)					(59,773)		(5,591)
Dividends and issuance of shares under dividend reinvestment plan	0	13,970				(13,970)
Exercise and conversion of subscription receipts	0	90,464		(90,464)
Issuance of subscription receipts	29,304			29,304
Conversion and redemption of convertible debentures	960	960			0
Issuance of common shares under employee share purchase plan	527	544				(17)
Stock compensation expense	2,089				2,089
Preferred shares, net of costs	(18,497)					(18,497)
Acquisition of non-controlling interest	(10,302)				0	(10,302)	0	0
Ending Balance at Dec. 31, 2013	1,465,961	1,351,264	116,546	0	7,313	(488,406)	(31,410)	510,654
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	53,515					75,701		(22,186)
Redeemable non-controlling interests not included in equity	(289)							(289)
Other comprehensive income	71,314						42,051	29,263
Dividends declared and distributions to non-controlling interests	(79,943)					(75,205)		(4,738)
Dividends and issuance of shares under dividend reinvestment plan	0	17,395				(17,395)
Contributions received from non-controlling interests	9,934							9,934
Issuance of subscription receipts	110,503			110,503
Shares issued pursuant to public offering, net of costs	263,869	263,869
Issuance of common shares under employee share purchase plan	734	734
Stock compensation expense	3,203				3,203
Preferred shares, net of costs	97,259		97,259
Acquisition of non-controlling interest	(159,672)				22,552		23,572	(205,796)
Ending Balance at Dec. 31, 2014	1,836,388	1,633,262	213,805	110,503	33,068	(505,305)	34,213	316,842